Cover	May 15, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2024
Entity File Number	001-31540
Entity Registrant Name	FLEXIBLE SOLUTIONS INTERNATIONAL INC.
Entity Central Index Key	0001069394
Entity Tax Identification Number	71-1630889
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	6001 54 Ave.
Entity Address, City or Town	Taber,
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T1G 1X4
City Area Code	(250)
Local Phone Number	477-9969
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	FSI
Security Exchange Name	NYSEAMER